UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Alan M. Meder	John R. Sagan
DTF Tax-Free Income Inc.	Mayer, Brown, Rowe & Maw LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 541-5555

Date	of fiscal year end: October 31

Date	of reporting period: January 31, 2006

Item 1 –	Schedule of Investments

DTF TAX FREE INCOME INC.

Portfolio of Investments

        January 31, 2006

Moody’s Rating	Principal Amount (000)		Description (a)		Value
			LONG-TERM INVESTMENTS	143.2%
			Alabama	6.5%
			Jefferson Cnty. Swr. Rev.
			Capital Impvt.
Aaa	$3,000	(b)	5.125%, 2/1/29, Ser. A, F.G.I.C.
			Prerefunded 2/1/09 @ $101		$3,168,870
Aaa	2,100	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
			Prerefunded 2/1/09 @ $101		2,210,775
Aaa	1,900	(b)	5.00%, 2/1/33, Ser. A, F.G.I.C.
			Prerefunded 2/1/09 @ $101		2,003,569
Aaa	1,600		5.25%, 2/1/15, Ser. B, F.S.A.		1,694,784

					9,077,998

			Alaska	0.4%
			Alaska St. Hsg. Fin. Corp. Rev.,
Aaa	500		5.00%, 12/1/11, Ser. B-2		518,205

			Arizona	1.1%
			Chandler Ariz Indl. Dev. Auth. Rev.
A1	1,500		4.375%, 12/1/35		1,532,235

			California	25.8%
			Burbank Elec. Rev.,
Aaa	1,380		5.375%, 6/1/18, M.B.I.A.		1,504,490
			Foothill/Eastern Corr.
			Agency Toll Road Rev.,
Aaa	5,640	(b)	6.00%, 1/1/34, Ser. A
			Prerefunded 1/1/07 @ $100		5,784,440
			Fresno Swr. Rev.,
Aaa	3,030		6.00%, 9/1/09, Ser. A-1, A.M.B.A.C.		3,302,548
Aaa	2,000		6.25%, 9/1/14, Ser. A-1, A.M.B.A.C		2,358,040
			Los Angeles Wastewtr. Sys. Rev.,
Aaa	2,000		5.00%, 6/1/26, Ser. A, M.B.I.A.		2,084,580
			Los Angeles Wtr. & Pwr. Rev., Ser. A,
Aaa	1,000		5.25%, 7/1/21, F.S.A.		1,067,320
Aaa	1,000		5.375%, 7/1/21, M.B.I.A.		1,078,960
			Metro Wtr. Dist. Southern
			California Waterwork Rev.,
Aaa	1,500		5.00%, 10/1/29, Ser. B, M.B.I.A.		1,566,375
			Pomona Sngl. Fam. Mtge. Rev.,
Aaa	1,870	(b)	7.375%, 8/1/10, Ser. B, GNMA Collateral
			Escrowed to maturity		2,013,953
			Riverside Cnty. Sngl. Fam. Rev.,
			Mtge. Backed,
Aaa	2,500	(b)	7.80%, 5/1/21, Ser. A, GNMA Collateral
			Escrowed to maturity		3,421,200
			San Bernardino Cnty. Residential
			Mtge. Rev.,
Aaa	7,840	(b)	9.60%, 9/1/15,
			Escrowed to maturity		11,314,610
			Saratoga Unified Sch. Dist., Gen. Oblig.
Aaa	1,040		Zero Coupon, 9/1/20, Ser. A, F.G.I.C.		542,714

					36,039,230

			Connecticut	4.1%
			Connecticut St. Health & Edl. Rev.,
Aa3	1,000		5.00%, 7/1/25, Ser. C, Radian		1,033,340
			Connecticut St. Spl. Tax Oblig. Rev.,
Aaa	1,000		5.25%, 7/1/17, Ser. B, A.M.B.A.C.		1,121,440
			Mashantucket Western Pequot
			Tribe Spl. Rev., 144A,
Baa3	3,500	(c)	5.75%, 9/1/18, Ser. B		3,630,130

					5,784,910

Moody’s Rating	Principal Amount (000)		Description (a)		Value
			District of Columbia	1.1%
			District of Columbia Wtr. & Swr. Rev.,
Aaa	$1,500		5.00%, 10/1/33, F.G.I.C.		$1,541,235

			Florida	10.8%
			Dade Cnty. Wtr. & Swr. Sys. Rev.,
Aaa	3,000		5.25%, 10/1/26, F.G.I.C.		3,099,090
			Escambia Cnty. Hlth Fac. Rev.,
A3	1,170		5.125%, 10/1/19		1,197,015
			Florida Mun. Ln. Council Rev. North Miami
			Beach Wtr. Proj.,
Aaa	2,210		5.375%, 8/1/20, Ser. B, M.B.I.A.		2,416,768
			Miami-Dade Cnty. FL Storm Wtr. Util Rev.,
Aaa	2,000		5.00%, 4/1/27, M.B.I.A.		2,098,840
			Sarasota Cnty. Util. Sys. Rev.,
Aaa	1,000		5.25%, 10/1/16, Ser C, F.G.I.C.		1,083,100
			St. Petersburg Public Util. Rev.,
Aaa	5,000		5.00%, 10/1/28, Ser. A, F.S.A.		5,120,800

					15,015,613

			Georgia	16.3%
			Atlanta Wtr. & Wastewtr. Rev.,
			Ser. A,
Aaa	2,385		5.00%, 11/1/29, F.G.I.C.		2,432,223
Aaa	2,615	(b)	5.00%, 11/1/29, F.G.I.C.
			Prerefunded 5/1/09 @ $101		2,765,179
Aaa	715		5.00%, 11/1/38, F.G.I.C.		725,489
Aaa	785	(b)	5.00%, 11/1/38, F.G.I.C.
			Prerefunded 5/1/09 @ $101		830,082
			De Kalb Cnty. Wtr. & Swr. Rev.,
Aa2	4,000		5.00%, 10/1/24		4,188,480
			Fulton Cnty. Sch. Dist., Gen. Oblig.
Aa2	2,000		5.375%, 1/1/16		2,240,620
			Georgia Mun. Elec. Auth. Pwr. Rev., Ser. Y,
Aaa	145	(b)	6.40%, 1/1/13, A.M.B.A.C.
			Escrowed to Maturity		164,475
Aaa	2,440		6.40%, 1/1/13, A.M.B.A.C.		2,769,083
Aaa	30	(b)	6.40%, 1/1/13, A.M.B.A.C.
			Prerefunded 1/1/11 @ $100		33,825
			Georgia Mun. Elec. Auth. Pwr. Rev.,
Aaa	5,500		6.50%, 1/1/20, Ser. X, A.M.B.A.C.		6,591,200

					22,740,656

			Hawaii	1.4%
			Hawaii Dept. Budget & Fin.,
Aaa	2,000		4.80%, 1/1/25, Ser. A, F.G.I.C.		1,998,440

			Idaho	1.0%
			Idaho Hsg. Agcy.,
			Sngl. Fam. Mtge. Sr., Ser. B,
Aa1	915		6.65%, 7/1/14		924,141
Aaa	483		6.60%, 7/1/27, F.H.A.		484,874

					1,409,015

			Illinois	3.9%
			Chicago Gen. Oblig.,
Aaa	4,000		6.25%, 1/1/11, A.M.B.A.C.		4,402,920
			Chicago Park Dist., Gen. Oblig.,
Aaa	1,000		5.00%, 1/1/27, Ser. A, A.M.B.A.C.		1,041,070

					5,443,990

Moody’s Rating	Principal Amount (000)		Description (a)		Value
			Indiana	5.7%
			Indiana Mun. Pwr. Agcy., Pwr.
			Supply Sys. Rev.,
Aaa	$5,000		6.00%, 1/1/13, Ser. B, M.B.I.A.		$5,653,650
			Indianapolis Local Pub. Impvt.
			Bond Bank Waterworks Proj.,
	2,100	(b)	5.25%, 7/1/33, Ser. A, M.B.I.A.
Aaa			Prerefunded 7/1/12 @ $100		2,295,636

					7,949,286

			Kentucky	1.5%
			Louisville & Jefferson Cnty. Met.
			Swr. Dist., Swr. & Drain Sys. Rev.,
Aaa	2,000		5.00%, 5/15/30, Ser. A, F.G.I.C.		2,062,360

			Massachusetts	5.0%
			Boston Wtr. & Swr. Comm. Rev.,
Aaa	2,000		5.00%, 11/1/28, Ser. D, F.G.I.C.		2,065,020
			Massachusetts St. Tpk. Auth.,
			Metro. Highway Sys. Rev.,
Aaa	2,355		5.125%, 1/1/23, Ser. B, M.B.I.A.		2,433,045
Aaa	2,500		4.75%, 1/1/34, Ser. A, A.M.B.A.C.		2,505,225

					7,003,290

			Michigan	3.0%
			Detroit Wtr. Supply Sys. Rev.,
			Sr. Lien, Ser. A,
Aaa	2,000		5.00%, 7/1/30, F.G.I.C.		2,050,420
Aaa	2,000		5.50%, 7/1/24, F.G.I.C.		2,160,900

					4,211,320

			Nebraska	4.8%
			Lincoln San. Swr. Rev.,
Aaa	1,000		5.00%, 6/15/16, M.B.I.A.		1,072,960
			Omaha Pub. Pwr. Dist.,
			Elec. Rev., Ser. B,
Aa2	2,500	(b)	6.15%, 2/1/12
			Escrowed to maturity		2,759,150
Aa2	2,500	(b)	6.20%, 2/1/17
			Escrowed to maturity		2,911,450

					6,743,560

Moody’s Rating	Principal Amount (000)	Description (a)		Value
		Nevada	3.3%
		Las Vegas Valley Wtr. Dist.,
		Gen. Oblig.,
Aaa	$1,400	5.00%, 6/1/25, Ser. B, M.B.I.A.		$1,469,286
Aaa	3,000	5.00%, 6/1/32, Ser. A, F.G.I.C.		3,085,440

				4,554,726

		New Jersey	1.6%
		New Jersey St. Gen. Oblig.,
Aa3	2,000	5.25%, 7/1/17, Ser. H		2,215,660

		New York	7.5%
		Long Island Pwr. Auth. Elec.
		Sys. Rev.,
Aaa	4,000	5.25%, 12/1/26, Ser. A, M.B.I.A.		4,180,280
		Metro. Trans. Auth. Rev.,
Aaa	1,000	5.25%, 11/15/31, Ser. A, F.G.I.C.		1,066,090
		New York City Mun. Wtr. Fin. Auth.,
		Wtr & Swr. Sys. Rev.,
Aaa	5,000	5.00%, 6/15/29, Ser. B, F.S.A.		5,195,650

				10,442,020

		Ohio	4.3%
		Hamilton Elec. Sys. Rev.
Aaa	1,000	4.60%, 10/15/20, Ser. A, F.S.A.		1,027,120
		Mason City Sch. Dist. Gen. Oblig.
Aaa	1,000	5.25%, 12/1/21, F.G.I.C.		1,129,170
		Ohio St. Wtr. Dev. Auth. Rev.,
Aaa	2,445	5.50%, 6/1/20, Ser. B, F.S.A.		2,819,990
		Springboro Swr. Sys. Rev.
Aaa	1,045	5.00%, 6/1/26, M.B.I.A.		1,094,972

				6,071,252

		Pennsylvania	2.2%
		Delaware Cnty. Auth. Rev.,
		Elwyn Inc. Proj.,
Aa3	2,000	5.00%, 6/1/21, Ser. A, Radian		2,076,960
		Pennsylvania Economic Dev. Fin.
		Auth. Res. Recov. Rev.,
Aaa	1,000	4.625%, 12/1/18, Ser. F, A.M.B.A.C.		1,007,340

				3,084,300

		Puerto Rico	0.8%
		Puerto Rico Elec. Auth. Rev.,
Aaa	1,000	5.00%, 7/1/25, Ser. PP, F.G.I.C.		1,054,740

		South Carolina	1.9%
		Berkeley Cnty. Wtr. & Swr. Rev.,
Aaa	1,000	5.25%, 6/1/16, M.B.I.A.		1,089,920
		Spartanburg Waterworks Rev.,
		Jr. Lien.,
Aaa	1,500	5.25%, 6/1/28, F.G.I.C.		1,605,330

				2,695,250

Moody’s Rating	Principal Amount (000)		Description (a)		Value
			Texas	16.3%
			Bexar Met. Wtr. Dist.
			Waterworks Sys. Rev.,
Aaa	$2,500		5.00%, 5/1/25, M.B.I.A.		$2,564,225
			Coastal Wtr. Auth. Contract Rev.,
			City Of Houston Proj.,
Aaa	4,000		5.00%, 12/15/25, F.S.A.		4,094,400
			El Paso Wtr. & Swr. Rev.,
Aaa	1,555		5.50%, 3/1/12, Ser. A, F.S.A.		1,702,367
			Harris Cnty. Toll Road Sub. Lien, Gen. Oblig.,
Aa1	1,650		7.00%, 8/15/10, Ser. A		1,882,435
			Houston Wtr. & Swr. Sys. Rev.,
Aaa	1,500	(b)	5.25%, 12/1/23, Ser. B, F.G.I.C.
			Prerefunded 12/1/10 @ $100		1,607,445
Aaa	3,500	(b)	5.00%, 12/1/28, Ser. A, F.S.A.
			Prerefunded 12/1/09 @ $100		3,695,650
			Lower Colorado River Auth. Rev.,
			Refunding & Impvmnt.,
Aaa	2,000		5.00%, 5/15/31, F.S.A.		2,042,700
			San Antonio Elec. & Gas Rev.,
Aa1	4,000		5.00%, 2/1/18, Ser. A		4,175,840
			University North Texas Rev.,
Aaa	1,000		4.50%, 4/15/25, F.G.I.C.		993,580

					22,758,642

			Virginia	3.0%
			Henrico Cnty. Wtr & Swr. Rev.,
Aa2	3,985		5.00%, 5/1/28		4,148,584

			Washington	5.6%
			Energy Northwest Wind Proj. Rev.,
Aaa	500		4.75%, 7/1/21, M.B.I.A.		514,665
Aaa	1,170		5.00%, 7/1/19, A.M.B.A.C.		1,221,457
			King Cnty. Swr. Rev.,
Aaa	2,500		5.00%, 1/1/31, F.G.I.C.		2,561,600
			Seattle Wtr. Sys. Rev.,
Aaa	1,000		5.00%, 9/1/18, M.B.I.A.		1,061,440
			Washington St. Pub. Pwr. Supply,
			Nuclear Proj. No. 2 Rev.,
Aaa	2,400		6.00%, 7/1/07, Ser. A		2,487,888

					7,847,050

			West Virginia	1.1%
			Monongalia Cnty. Building Commission
			Hospital Rev.
A-*	1,500		5.00%, 7/1/30, Ser. A		1,477,065

			Wyoming	3.2%
			Wyoming St. Farm Loan Brd.
			Cap. Facs. Rev.,
AA*	4,000		5.75%, 10/1/20		4,429,840

			Total long-term investments
			(cost $182,067,728)		199,850,472

Moody’s Rating	Principal Amount (000)	Description (a)		Value
	Shares	SHORT-TERM INVESTMENT	1.6%
		Goldman Sachs Tax Exempt
		Money Market Fund,
NR	2,250,427	(cost $2,250,427)		$2,250,427

		Total Investments	144.8%
		(cost $184,318,155)		202,100,899

	Other assets in excess of liabilities —		1.8%	2,446,170

	Liquidation Value of Remarketed Preferred Stock —		(46.6)%	(65,000,000)

	Net Assets Applicable to Common Stock —		100.0%	$139,547,069

	Net Asset Value per Common Share ($139,547,069 / 8,507,456)			$16.40

*	Standard & Poor rating.
NR	Not rated by Moody’s or Standard & Poor’s.

(a)	The following abbreviations are used in portfolio descriptions to indicate providers of credit support, in whole or in part:

A.M.B.A.C. - American Municipal Bond Assurance Corporation.

F.G.I.C. - Financial Guarantee Insurance Company.

F.H.A. - Federal Housing Authority.

F.S.A.- Financial Security Assurance Inc.

M.B.I.A. - Municipal Bond Insurance Association.

Radian - Radian Asset Assurance Inc.

(b)	Prerefunded and escrowed to maturity issues are secured by escrowed cash, government obligations, or other securities.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, these securities amounted to a value of $3,630,130 or 2.6% of net assets applicable to common stock.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 was as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation
$ 183,880,605	$18,291,275	$70,981	$18,220,294

Item 2 –	Controls and Procedures

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Exhibit 99.CERT- Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	Alan M. Meder
Alan M. Meder Treasurer and Principal Financial Officer

Date	March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	Nathan I. Partain
Nathan I. Partain President and Chief Executive Officer

Date	March 24, 2006

By (Signature and Title)	Alan M. Meder
Alan M. Meder Treasurer and Principal Financial Officer

Date	March 24, 2006